EMPLOYEE BENEFITS - Textual (Details)	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase and decrease in actuarial assumption	0.50%
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Number of employees	47,386
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Number of employees	32,125